Income Taxes (Summary Of Temporary Differences That Give Rise To Deferred Tax Assets/ (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Accrued liabilities	$ 32,772	$ 27,687
Stock compensation expense	12,713	12,200
Allowance for uncollectible accounts receivable	1,510	1,905
State net operating loss carryforwards	1,461	1,633
Other	3,155	2,845
Deferred income tax assets	51,611	46,270
Amortization of intangible assets	(44,201)	(42,192)
Accelerated tax depreciation	(16,536)	(16,322)
Revenue recognition	(812)	(1,684)
Currents assets	(1,600)	(1,315)
Other	(2,428)	(1,530)
Deferred income tax liabilities	(65,577)	(63,043)
Net deferred income tax liabilities	$ (13,966)	$ (16,773)